UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Institutional Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

INSTITUTIONAL PORTFOLIO
PRIME CASH RESERVES PORTFOLIO

FORM N-Q
MAY 31, 2006

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 70.3%
$ 25,000,000	Amstel Funding Corp., 5.221% due 11/10/06 (a)(b)	$24,427,375
50,000,000	Aquinas Funding LLC, 4.604% due 6/13/06 (a)(b)	49,925,000
52,000,000	Atlantic Asset Securitization Corp., 5.093% due 7/14/06 (a)(b)	51,686,339
60,000,000	Atomium Funding Corp., 4.654% due 6/27/06 (a)(b)	59,802,400
100,000,000	Barclays Bank PLC NY, 4.900% due 7/17/06	100,000,000
45,050,000	Bavaria TRR Corp., 5.134% due 8/7/06 (a)(b)	44,624,916
	Berkeley Square Finance LLC:
70,000,000	5.045% due 6/15/06 (a)(b)	69,863,344
100,000,000	5.073% due 6/21/06 (a)(b)	99,719,444
26,600,000	Cancara Asset Securitization Ltd., 5.115% due 8/4/06 (a)(b)	26,361,191
119,840,000	Centrica PLC, 4.639% due 6/29/06 (a)(b)	119,345,365
100,000,000	Chesham Finance LLC, 5.050% due 6/1/06 (a)(c)	99,986,148
	Cheyne Finance LLC:
50,000,000	4.772% due 8/1/06 (a)(b)	49,605,194
50,000,000	5.018% due 9/20/06 (a)(b)	49,246,125
	Cobbler Funding Ltd.:
70,000,000	4.961% due 6/28/06 (a)(b)	69,742,750
65,700,000	5.099% due 7/25/06 (a)(b)	65,203,308
60,000,000	Credit Suisse First Boston, 4.639% due 6/19/06 (a)(b)	59,863,500
50,000,000	Credit Suisse Securities USA, 5.003% due 8/4/06 (a)(b)	49,562,667
	Cullinan Financial Ltd.:
50,000,000	4.602% due 6/13/06 (a)(b)	49,924,833
50,000,000	5.020% due 8/23/06 (a)(b)	49,432,833
	Curzon Funding LLC:
50,000,000	5.005% due 9/13/06 (a)(b)	49,295,111
50,000,000	5.004% due 9/15/06 (a)(b)	49,281,556
48,092,000	Depfa Bank Europe, 4.710% due 7/10/06 (a)(b)	47,851,821
50,000,000	Depfa Bank PLC, 5.146% due 8/18/06 (a)(b)	49,449,775
50,000,000	East-Fleet Finance LLC, 5.182% due 10/27/06 (a)(b)	48,961,944
	Ebury Finance LLC:
78,000,000	5.069% due 6/5/06 (a)(b)	77,956,233
40,000,000	5.162% due 10/19/06 (a)(b)	39,217,556
38,229,000	Eramus Capital Corp., 5.101% due 7/28/06 (a)(b)	37,923,933
	General Electric Capital Corp.:
50,000,000	4.526% due 6/7/06 (b)	49,963,250
50,000,000	5.002% due 11/15/06 (b)	48,879,708
50,000,000	Giro Funding Corp., 5.126% due 8/8/06 (a)(b)	49,522,111
	Grampian Funding Ltd.:
75,000,000	4.952% due 7/24/06 (a)(b)	74,462,271
75,000,000	5.006% due 8/3/06 (a)(b)	74,354,250
75,000,000	Greyhawk Funding Ltd., 5.033% due 6/12/06 (a)(b)	74,885,188
50,000,000	Hannover Funding Co. LLC, 5.072% due 6/30/06 (a)(b)	49,796,597
71,416,000	Harrier Finance Funding LLC, 5.042% due 6/29/06 (a)(b)	71,137,716
60,000,000	HBOS Treasury Services PLC, 5.046% due 6/29/06 (b)	59,766,200
	ING America Insurance Holdings:
50,000,000	5.254% due 10/16/06 (b)	49,020,069
50,000,000	5.250% due 10/17/06 (b)	49,013,875
50,000,000	KKR Atlantic Funding Trust, 5.081% due 6/22/06	49,852,417
50,000,000	Lake Constance Funding LLC, 5.000% due 7/7/06 (a)(b)	49,753,000
60,000,000	Mica Funding LLC, 5.088% due 6/19/06 (a)(b)	59,847,900
	Mitten GMAC Mortgage Corp.:
60,000,000	5.086% due 6/28/06 (b)	59,772,750
50,000,000	5.103% due 6/30/06 (b)	49,795,792

See Notes to Schedule of Investments.

1

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Commercial Paper — 70.3% (continued)
$ 50,000,000	5.144% due 7/11/06 (b)	$49,716,667
	Morrigan TRR LLC:
64,987,000	5.066% due 6/9/06 (a)(b)	64,914,070
60,000,000	5.099% due 6/26/06 (a)(b)	59,788,333
	Natexis Banques Populaires U.S.:
50,000,000	5.109% due 9/19/06 (b)	49,236,111
50,000,000	5.178% due 10/27/06 (b)	48,962,972
50,000,000	4.999% due 11/17/06 (b)	48,868,639
	New Center Asset Trust:
60,000,000	4.602% due 6/12/06 (b)	59,917,317
50,000,000	5.006% due 8/31/06 (b)	49,381,958
40,000,000	5.180% due 9/25/06 (b)	39,346,533
43,405,000	Nieuw Amsterdam Receivables, 4.610% due 6/9/06 (a)(b)	43,361,402
25,500,000	Nordea North America Inc., 5.139% due 10/2/06 (b)	25,062,633
	Perry Global Funding Ltd.:
55,000,000	4.763% due 6/12/06 (a)(b)	54,921,182
50,000,000	5.002% due 9/11/06 (a)(b)	49,308,667
50,000,000	5.230% due 11/7/06 (a)(b)	48,873,750
45,450,000	Polonius Inc., 5.170% due 9/25/06 (a)(b)	44,708,963
100,000,000	Premier Asset Collateralized LLC, 5.085% due 6/1/06 (a)(c)	100,000,000
77,100,000	Prudential PLC, 4.998% due 7/5/06 (a)(b)	76,740,286
	Saint Germain Holdings Inc.:
50,000,000	5.029% due 6/12/06 (a)(b)	49,923,611
50,000,000	5.115% due 8/4/06 (a)(b)	49,551,111
	Santander Centro Hispano LLC:
60,000,000	4.506% due 6/1/06 (b)	60,000,000
40,000,000	4.516% due 6/1/06 (b)	40,000,000
50,000,000	Silver Tower U.S. Funding, 5.001% due 8/24/06 (a)(b)	49,428,333
	Solitaire Funding LLC:
50,000,000	4.691% due 7/21/06 (a)(b)	49,681,597
50,000,000	5.025% due 9/21/06 (a)(b)	49,237,778
	Stanfield Victoria Finance Ltd.:
50,000,000	4.741% due 7/28/06 (a)(b)	49,633,458
50,400,000	5.114% due 9/27/06 (a)(b)	49,575,652
45,825,000	Stratford Receivables Co., LLC, 5.032% due 6/1/06 (b)	45,825,000
103,977,000	Thames Asset Global Securitization Inc.,, 5.000% due 7/26/06 (a)(b)	103,194,700
64,400,000	Thornburg Manage Capital Resouce LLC, 5.119% due 7/5/06 (a)(b)	64,091,023
50,000,000	Toyota Motor Car Co., 5.181% due 10/24/06 (b)	48,982,986
	Westpac Banking Corp.:
50,000,000	4.600% due 6/15/06 (a)(b)	49,912,500
50,000,000	4.605% due 6/15/06 (a)(b)	49,912,306

	Total Commercial Paper	4,230,143,293

Liquidity Notes(b) — 4.1%
60,000,000	Albis Capital Corp., 5.113% due 6/26/06 (a)	59,788,750
60,855,000	Foxboro Funding LTD., 5.075% due 6/7/06	60,803,578
50,000,000	Monument Gardens Funding Corp., 4.931% due 6/21/06	49,864,722
75,000,000	Strand Capital LLC, 4.993% due 7/24/06 (a)	74,457,854

	Total Liquidity Notes	244,914,904

Master Note — 1.7%
100,000,000	Morgan Stanley Master Note, 5.261% due 6/1/06	100,000,000

See Notes to Schedule of Investments.

2

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	SECURITY	VALUE

Medium Term Notes (a)(c) — 7.5%
$ 50,000,000	Cheyne Finance LLC, 5.070% due 6/1/06	$49,991,768
60,000,000	Sigma Finance Inc., 5.070% due 6/1/06	60,000,000
	Stanfield Victoria Funding Ltd.:
50,000,000	5.070% due 6/1/06	49,994,371
100,000,000	Medium-Term Note, 5.070% due 6/1/06	99,985,815
50,000,000	Whistlejacket Capital Ltd., 5.070% due 6/1/06	49,998,712
	White Pine Finance LLC:
90,000,000	5.070% due 6/1/06	89,999,421
50,000,000	Medium-Term Notes, 5.060% due 6/1/06	49,991,742

	Total Medium Term Notes	449,961,829

Promissory Note — 1.2%
75,000,000	Goldman Sachs Group LP, 5.200% due 6/1/06 (a)(c)	75,000,000

Time Deposits — 12.2%
270,000,000	National Bank Indiana Grand Cayman Branch, 4.875% due 6/1/06	270,000,000
200,000,000	SunTrust Grand Cayman Inc., 5.031% due 6/1/06	200,000,000
267,391,000	Wells Fargo Bank Grand Cayman, 4.875% due 6/1/06	267,391,000

	Total Time Deposits	737,391,000

Yankee CD — 2.9%
100,000,000	Caylon NY, 5.075% due 12/13/06	99,882,930
75,000,000	Fortis Bank NY, 5.010% due 6/5/06	75,000,000

	Total Yankee CD	174,882,930

	TOTAL INVESTMENTS — 99.9% (Cost — $6,012,293,956#)	6,012,293,956
	Other Assets in Excess of Liabilities — 0.1%	5,597,030

	TOTAL NET ASSETS — 100.0%	$6,017,890,986

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rate shown represents yield to maturity.
(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2006. Maturity date shown is the next reset date.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified series of Institutional Portfolio (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), a management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Portfolio

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	July 28, 2006